Share capital - Options outstanding (Details) - Stock options	6 Months Ended
	Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	12,498,004	12,498,004
Number of options exercisable	8,063,039	8,063,039
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	1 year 11 months 9 days
Number of options outstanding	2,250,000	2,250,000
Number of options exercisable	2,250,000	2,250,000
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	2 years 22 days
Number of options outstanding	621,013	621,013
Number of options exercisable	621,013	621,013
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	2 years 1 month 28 days
Number of options outstanding	282,076	282,076
Number of options exercisable	257,160	257,160
Exercise price $ 1.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.53
Weighted average contractual life	3 years 4 months 21 days
Number of options outstanding	120,000	120,000
Number of options exercisable	120,000	120,000
Exercise Price $1.80 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.80
Weighted average contractual life	6 years 3 months 18 days
Number of options outstanding	120,000	120,000
Number of options exercisable	80,000	80,000
Exercise Price $1.91 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.91
Weighted average contractual life	6 years 5 months 9 days
Number of options outstanding	5,106,250	5,106,250
Number of options exercisable	1,611,865	1,611,865
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.45
Weighted average contractual life	6 years 1 month 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,145,833	1,145,833
Exercise Price $2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.53
Weighted average contractual life	6 years 1 month 10 days
Number of options outstanding	131,818	131,818
Number of options exercisable	120,824	120,824
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.62
Weighted average contractual life	1 year 11 months 27 days
Number of options outstanding	700,000	700,000
Number of options exercisable	21,875	21,875
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.40
Weighted average contractual life	4 years 11 months 9 days
Number of options outstanding	1,228,182	1,228,182
Number of options exercisable	1,228,182	1,228,182
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 5.00
Weighted average contractual life	2 years 1 month 10 days
Number of options outstanding	352,834	352,834
Number of options exercisable	352,834	352,834
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 6.18
Weighted average contractual life	1 year 6 months 26 days
Number of options outstanding	160,939	160,939
Number of options exercisable	134,901	134,901
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 9.60
Weighted average contractual life	4 years 2 months 5 days
Number of options outstanding	174,892	174,892
Number of options exercisable	118,552	118,552